OTHER PROVISIONS CURRENT AND NON-CURRENT	12 Months Ended
Dec. 31, 2025
OTHER PROVISIONS CURRENT AND NON-CURRENT
OTHER PROVISIONS CURRENT AND NON-CURRENT

19  – OTHER PROVISIONS CURRENT AND NON-CURRENT

19.1        Balances

The composition of the provisions is as follows:

Description	12.31.2025	12.31.2024
	ThCh$	ThCh$
Litigation (1)	57,811,209	55,245,799
Total	57,811,209	55,245,799

Current	2,433,147	1,522,426
Non-current	55,378,062	53,723,373
Total	57,811,209	55,245,799
(1)	Correspond to the provision made for the probable losses of tax, labor and commercial contingencies, according to the following detail:

Description (see note 23.1)	12.31.2025	12.31.2024
	ThCh$	ThCh$
Tax contingencies	30,024,767	29,416,543
Labor contingencies	14,014,847	13,912,282
Civil contingencies	13,771,595	11,916,974
Total	57,811,209	55,245,799

19.2        Movements

The movement of the main items included as provisions for litigation is detailed below:

Description	12.31.2025	12.31.2024
	ThCh$	ThCh$
Opening balance as of January 1	55,245,799	54,801,896
Additional provisions	—	189,356
Increase (decrease) in existing provisions	15,586,469	13,550,379
Used provision (payments made charged to the provision)	(14,046,529)	(7,232,750)
Reversal of unused provision	(24,173)	(17,716)
Increase (decrease) due to foreign exchange rate differences	1,049,643	(6,045,366)
Total	57,811,209	55,245,799